Share-Based Payments - Summary of Fair Value of Share Options Granted (Details)	12 Months Ended
Jun. 30, 2024 $ / shares
LTIP - Director FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.625
Grant date share price	0.420
Fair value per option US	$ 0.150
Expected volatility	58.00%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	2.04%
Model used	Binomial
LTIP - Employees FY2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.920
Grant date share price	0.340
Fair value per option US	$ 0.260
Expected volatility	66.00%
Option life	5 years
Dividend yield	0.00%
Risk free interest rate	2.09%
Model used	Binomial
LTIP - Employees FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.608
Grant date share price	0.480
Fair value per option US	$ 0.180
Expected volatility	57.00%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	2.04%
Model used	Binomial
LTIP - Employees FY2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.948
Grant date share price	0.955
Fair value per option US	$ 0.526
Expected volatility	74.78%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
LTIP - Employees FY2022 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 0.955
Fair value per option US	$ 0.955
Option life	10 years
Dividend yield	0.00%
Model used	Binomial
LTIP - Employees FY2022 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.460
Grant date share price	0.901
Fair value per option US	$ 0.553
Expected volatility	75.00%
Option life	6 years 6 months
Dividend yield	0.00%
Risk free interest rate	3.40%
Model used	Binomial
NED Plan FY2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.945
Grant date share price	0.955
Fair value per option US	$ 0.526
Expected volatility	74.78%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
NED Plan FY2022 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.755
Grant date share price	0.741
Fair value per option US	$ 0.397
Expected volatility	75.00%
Option life	3 years 6 months
Dividend yield	0.00%
Risk free interest rate	2.70%
Model used	Binomial
NED Plan FY2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.658
Grant date share price	0.672
Fair value per option US	$ 0.471
Expected volatility	75.00%
Option life	6 years 6 months
Dividend yield	0.00%
Risk free interest rate	3.60%
Model used	Binomial
NED Plan FY2023 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 0.672
Fair value per option US	$ 0.672
Expected volatility	75.00%
Option life	10 years
Dividend yield	0.00%
Risk free interest rate	3.70%
Model used	Binomial
NED Plan FY2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.382
Grant date share price	0.334
Fair value per option US	$ 0.334
Expected volatility	67.50%
Option life	6 years 6 months
Dividend yield	0.00%
Risk free interest rate	4.20%
Model used	Binomial
LTIP - Employees FY2023 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.658
Grant date share price	0.672
Fair value per option US	$ 0.471
Expected volatility	75.00%
Option life	6 years 6 months
Dividend yield	0.00%
Risk free interest rate	3.60%
Model used	Binomial
LTIP - Employees FY2023 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 0.672
Fair value per option US	$ 0.672
Expected volatility	75.00%
Option life	10 years
Dividend yield	0.00%
Risk free interest rate	3.70%
Model used	Binomial
LTIP - Employees FY2023 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.644
Grant date share price	0.643
Fair value per option US	$ 0.459
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.30%
Model used	Binomial
LTIP - Employees FY2024 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.263
Grant date share price	0.238
Fair value per option US	$ 0.153
Expected volatility	67.50%
Option life	6 years 6 months
Dividend yield	0.00%
Risk free interest rate	4.10%
Model used	Binomial
LTIP - Employees FY2024 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.205
Grant date share price	0.225
Fair value per option US	$ 0.157
Expected volatility	67.50%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	4.30%
Model used	Binomial
LTIP - Employees FY2024 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.261
Grant date share price	0.334
Fair value per option US	$ 0.236
Expected volatility	67.50%
Option life	6 years 6 months
Dividend yield	0.00%
Risk free interest rate	4.20%
Model used	Binomial
NED Plan FY2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.360
Grant date share price	0.280
Fair value per option US	$ 0.140
Expected volatility	65.00%
Option life	5 years
Dividend yield	0.00%
Risk free interest rate	2.09%
Model used	Binomial
NED Plan FY2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 0.625
Grant date share price	0.420
Fair value per option US	$ 0.150
Expected volatility	58.00%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	2.04%
Model used	Binomial
NED Plan FY2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 2.160
Grant date share price	2.190
Fair value per option US	$ 1.240
Expected volatility	77.25%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
NED Plan FY2021 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.240
Grant date share price	2.190
Fair value per option US	$ 1.050
Expected volatility	77.25%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
NED Plan FY2021 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.560
Grant date share price	1.560
Fair value per option US	$ 0.880
Expected volatility	77.01%
Option life	4 years
Dividend yield	0.00%
Risk free interest rate	0.25%
Model used	Binomial
LTIP - Employee 2022 | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 7.625
Grant date share price	7.240
Fair value per option US	$ 4.970
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	1.40%
Model used	Binomial
LTIP - Employee 2022 Two | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 7.515
Grant date share price	7.500
Fair value per option US	$ 5.228
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	1.70%
Model used	Binomial
LTIP - Employee 2022 Three | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 6.009
Grant date share price	5.925
Fair value per option US	$ 4.116
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	1.70%
Model used	Binomial
LTIP - Employee 2022 Four | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 6.090
Grant date share price	5.915
Fair value per option US	$ 4.171
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	2.90%
Model used	Binomial
LTIP - Employee 2022 Five | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 7.116
Grant date share price	7.000
Fair value per option US	$ 4.953
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	2.90%
Model used	Binomial
LTIP - Employee 2022 Six | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 7.445
Grant date share price	7.309
Fair value per option US	$ 5.175
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.00%
Model used	Binomial
LTIP - Employee 2022 Seven | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.522
Grant date share price	5.500
Fair value per option US	$ 3.886
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.40%
Model used	Binomial
LTIP - Employee 2023 | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 6.350
Grant date share price	6.600
Fair value per option US	$ 4.718
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	2.90%
Model used	Binomial
LTIP - Employee 2023 Two | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 4.850
Grant date share price	4.810
Fair value per option US	$ 3.479
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	4.30%
Model used	Binomial
LTIP - Employee 2023 Three | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.170
Grant date share price	4.850
Fair value per option US	$ 3.457
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	4.10%
Model used	Binomial
LTIP - Employee 2023 Four | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 4.929
Grant date share price	4.959
Fair value per option US	$ 3.560
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.60%
Model used	Binomial
LTIP - Employee 2023 Five | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.238
Grant date share price	5.450
Fair value per option US	$ 3.935
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.50%
Model used	Binomial
LTIP - Employee 2023 Six | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 5.150
Grant date share price	5.030
Fair value per option US	$ 3.602
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.80%
Model used	Binomial
LTIP - Employee 2023 Seven | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.545
Grant date share price	3.360
Fair value per option US	$ 2.384
Expected volatility	75.00%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	3.60%
Model used	Binomial
LTIP - Employee 2024 | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.66
Grant date share price	1.66
Fair value per option US	$ 1.11
Expected volatility	67.50%
Option life	6 years 6 months
Dividend yield	0.00%
Risk free interest rate	4.90%
Model used	Binomial
LTIP - Employee 2024 One | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.66
Grant date share price	1.66
Fair value per option US	$ 0.691
Expected volatility	67.50%
Option life	7 years 7 months 6 days
Dividend yield	0.00%
Risk free interest rate	4.90%
Model used	Binomial
LTIP - Employee 2024 Two | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.66
Grant date share price	1.63
Fair value per option US	$ 1.082
Expected volatility	67.50%
Option life	6 years 6 months
Dividend yield	0.00%
Risk free interest rate	4.70%
Model used	Binomial
LTIP - Employee 2024 Three | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.83
Grant date share price	1.92
Fair value per option US	$ 1.327
Expected volatility	67.50%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	4.50%
Model used	Binomial
LTIP - Employee 2024 Four | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.89
Grant date share price	1.92
Fair value per option US	$ 1.316
Expected volatility	67.50%
Option life	7 years
Dividend yield	0.00%
Risk free interest rate	4.50%
Model used	Binomial
LTIP - Employee 2024 Five | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 2.76
Grant date share price	2.76
Fair value per option US	$ 1.83
Expected volatility	71.71%
Option life	6 years
Dividend yield	0.00%
Risk free interest rate	3.81%
Model used	Binomial
LTIP - Employee 2024 Six | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.03
Grant date share price	3.03
Fair value per option US	$ 2.74
Expected volatility	71.64%
Option life	6 years
Dividend yield	0.00%
Risk free interest rate	4.34%
Model used	Binomial
LTIP - Employee 2024 Seven | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 4.14
Grant date share price	4.14
Fair value per option US	$ 3.16
Expected volatility	70.68%
Option life	6 years
Dividend yield	0.00%
Risk free interest rate	4.34%
Model used	Binomial
LTIP - Employee 2024 Eight | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.95
Grant date share price	3.95
Fair value per option US	$ 3.01
Expected volatility	70.68%
Option life	6 years
Dividend yield	0.00%
Risk free interest rate	4.34%
Model used	Binomial
LTIP - Employee 2024 Nine | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.75
Grant date share price	3.75
Fair value per option US	$ 2.49
Expected volatility	70.72%
Option life	6 years
Dividend yield	0.00%
Risk free interest rate	4.43%
Model used	Binomial
LTIP - Employee 2024 Ten | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 3.34
Grant date share price	3.29
Fair value per option US	$ 2.18
Expected volatility	70.76%
Option life	6 years
Dividend yield	0.00%
Risk free interest rate	4.65%
Model used	Binomial
LTIP - Employee 2024 Eleven | ADS Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 2.66
Grant date share price	2.66
Fair value per option US	$ 1.75
Expected volatility	69.85%
Option life	6 years
Dividend yield	0.00%
Risk free interest rate	4.41%
Model used	Binomial
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	June 6, 2022
Grant date fair value	$ 0.553
Exercise price	$ 1.460
Expiry date	Jun. 05, 2032
Vesting date	Jun. 06, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Oct. 19, 2021
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.240
Exercise price	$ 2.160
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2022
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Oct. 19, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.240
Exercise price	$ 2.160
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2023
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Oct. 19, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Nine
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.880
Exercise price	$ 1.560
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2021
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Jan. 31, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Ten
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.880
Exercise price	$ 1.560
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2022
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Nov. 30, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Eleven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.880
Exercise price	$ 1.560
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2023
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Apr. 30, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Twelve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	January 19, 2021
Grant date fair value	$ 0.880
Exercise price	$ 1.560
Expiry date	Jan. 18, 2025
Vesting date	Jan. 19, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Apr. 30, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2021
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.955
Exercise price	$ 0.000
Expiry date	Oct. 18, 2031
Vesting date	Sep. 30, 2024
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2022
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Nine
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2021
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2023
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Ten
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Eleven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 21, 2022
Grant date fair value	$ 0.397
Exercise price	$ 0.755
Expiry date	Apr. 20, 2026
Vesting date	Apr. 21, 2022
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Twelve
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 19, 2021
Grant date fair value	$ 0.526
Exercise price	$ 0.948
Expiry date	Oct. 18, 2025
Vesting date	Oct. 19, 2024
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 21, 2022
Grant date fair value	$ 0.397
Exercise price	$ 0.755
Expiry date	Apr. 20, 2026
Vesting date	Apr. 21, 2023
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Thirteen
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	June 6, 2022
Grant date fair value	$ 0.553
Exercise price	$ 1.460
Expiry date	Jun. 05, 2032
Vesting date	Jun. 06, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 21, 2022
Grant date fair value	$ 0.397
Exercise price	$ 0.755
Expiry date	Apr. 20, 2026
Vesting date	Apr. 21, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Fourteen
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	June 6, 2022
Grant date fair value	$ 0.553
Exercise price	$ 1.460
Expiry date	Jun. 05, 2032
Vesting date	Jun. 06, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2022 Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	April 21, 2022
Grant date fair value	$ 0.397
Exercise price	$ 0.755
Expiry date	Apr. 20, 2026
Vesting date	Apr. 21, 2025
Non Executive Director and Employee Share Option Plans | NED Plan FY2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 16, 2022
Grant date fair value	$ 0.469
Exercise price	$ 0.672
Expiry date	Nov. 16, 2032
Vesting date	Nov. 16, 2025
Non Executive Director and Employee Share Option Plans | NED Plan FY2023 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 16, 2022
Grant date fair value	$ 0.471
Exercise price	$ 0.658
Expiry date	Nov. 16, 2032
Vesting date	Nov. 16, 2025
Non Executive Director and Employee Share Option Plans | NED Plan FY2023 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 16, 2022
Grant date fair value	$ 0.672
Exercise price	$ 0.000
Expiry date	Nov. 16, 2032
Vesting date	Nov. 16, 2025
Non Executive Director and Employee Share Option Plans | NED Plan FY2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 30, 2023
Grant date fair value	$ 0.213
Exercise price	$ 0.382
Expiry date	Nov. 30, 2033
Vesting date	Nov. 30, 2024
Non Executive Director and Employee Share Option Plans | NED Plan FY2024 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 30, 2023
Grant date fair value	$ 0.213
Exercise price	$ 0.382
Expiry date	Nov. 30, 2033
Vesting date	November 30, 2025
Non Executive Director and Employee Share Option Plans | NED Plan FY2024 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 30, 2023
Grant date fair value	$ 0.213
Exercise price	$ 0.382
Expiry date	Nov. 30, 2033
Vesting date	November 30, 2026
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Fifteen
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	June 6, 2022
Grant date fair value	$ 0.553
Exercise price	$ 1.460
Expiry date	Jun. 05, 2032
Vesting date	Jun. 06, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2022 Sixteen
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	June 6, 2022
Grant date fair value	$ 0.553
Exercise price	$ 1.460
Expiry date	Jun. 05, 2032
Vesting date	Jun. 06, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 16, 2022
Grant date fair value	$ 0.471
Exercise price	$ 0.658
Expiry date	Nov. 16, 2032
Vesting date	Nov. 16, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 16, 2022
Grant date fair value	$ 0.672
Exercise price	$ 0.000
Expiry date	Nov. 16, 2032
Vesting date	Nov. 16, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	December 13, 2022
Grant date fair value	$ 0.459
Exercise price	$ 0.644
Expiry date	Dec. 13, 2032
Vesting date	Dec. 13, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	December 13, 2022
Grant date fair value	$ 0.459
Exercise price	$ 0.644
Expiry date	Dec. 13, 2032
Vesting date	Dec. 13, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2023 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	December 13, 2022
Grant date fair value	$ 0.459
Exercise price	$ 0.644
Expiry date	Dec. 13, 2032
Vesting date	Dec. 13, 2026
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	September 18, 2023
Grant date fair value	$ 0.153
Exercise price	$ 0.264
Expiry date	Sep. 18, 2033
Vesting date	Sep. 18, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	September 18, 2023
Grant date fair value	$ 0.153
Exercise price	$ 0.264
Expiry date	Sep. 18, 2033
Vesting date	Sep. 18, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	September 18, 2023
Grant date fair value	$ 0.153
Exercise price	$ 0.264
Expiry date	Sep. 18, 2033
Vesting date	Sep. 18, 2026
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	September 18, 2023
Grant date fair value	$ 0.153
Exercise price	$ 0.264
Expiry date	Sep. 18, 2033
Vesting date	Sep. 18, 2027
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 10, 2023
Grant date fair value	$ 0.157
Exercise price	$ 0.205
Expiry date	Oct. 10, 2033
Vesting date	Oct. 10, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 10, 2023
Grant date fair value	$ 0.157
Exercise price	$ 0.205
Expiry date	Oct. 10, 2033
Vesting date	Oct. 10, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 Seven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 10, 2023
Grant date fair value	$ 0.157
Exercise price	$ 0.205
Expiry date	Oct. 10, 2033
Vesting date	Oct. 10, 2026
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 Eight
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 10, 2023
Grant date fair value	$ 0.157
Exercise price	$ 0.205
Expiry date	Oct. 10, 2033
Vesting date	Oct. 10, 2027
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 Nine
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 30, 2023
Grant date fair value	$ 0.236
Exercise price	$ 0.261
Expiry date	Nov. 30, 2033
Vesting date	November 30, 2024
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 Ten
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 30, 2023
Grant date fair value	$ 0.236
Exercise price	$ 0.261
Expiry date	Nov. 30, 2033
Vesting date	November 30, 2025
Non Executive Director and Employee Share Option Plans | LTIP - Employees FY2024 Eleven
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	November 30, 2023
Grant date fair value	$ 0.236
Exercise price	$ 0.261
Expiry date	Nov. 30, 2033
Vesting date	Nov. 30, 2026
Non Executive Director and Employee Share Option Plans | NED Plan FY2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.050
Exercise price	$ 3.240
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2020
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.050
Exercise price	$ 3.240
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2021
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.050
Exercise price	$ 3.240
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2022
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.050
Exercise price	$ 3.240
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2023
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Five
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.240
Exercise price	$ 2.160
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2020
Non Executive Director and Employee Share Option Plans | NED Plan FY2021 Six
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	October 12, 2020
Grant date fair value	$ 1.240
Exercise price	$ 2.160
Expiry date	Oct. 11, 2024
Vesting date	Oct. 12, 2021